Expense Example - ClearBridge International Value Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 695
Expense Example, with Redemption, 3 Years	992
Expense Example, with Redemption, 5 Years	1,311
Expense Example, with Redemption, 10 Years	2,212
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,132
Expense Example, with Redemption, 10 Years	2,451
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,214
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	837
Expense Example, with Redemption, 10 Years	1,833
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	$ 1,077